Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
December 31, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$33,750,000	$—	$—	$33,750,000
Private Placement Warrants	—	—	23,180,000	23,180,000
Total warrant liabilities	$33,750,000	$—	$23,180,000	$56,930,000
September 30, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants(1)	$27,000,000	$—	$—	$27,000,000
Private Placement Warrants	—	—	18,050,000	18,050,000
Total warrant liabilities	$27,000,000	$—	$18,050,000	$45,050,000
June 30, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$14,100,000	$—	$—	$14,100,000
Private Placement Warrants	—	—	8,930,000	8,930,000
Total warrant liabilities	$14,100,000	$—	$8,930,000	$23,030,000
May 8, 2020 (As Restated)	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$—	$—	$14,700,000	$14,700,000
Private Placement Warrants	—	—	9,500,000	9,500,000
Total warrant liabilities	$—	$—	$24,200,000	$24,200,000

Fair Value, Concentration of Risk [Table Text Block]
	As of March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.93	$10.76
Volatility	15.5%	30.5%
Term	5.25	5.25
Risk-free rate	0.98%	0.40%
Dividend yield	0.0%	0.0%

	As of May 8, 2020 (As Restated)	As of June 30, 2020 (As Restated)	As of September 30, 2020 (As Restated)	As of December 31, 2020 (As Restated)
Exercise price	$11.50	$11.50	$11.50	$11.50
IPO price	10.00	10.00	10.00	10.00
Implied stock price range (or underlying asset price at December 31, 2020)	9.51	9.70	10.20	10.76
Volatility	18.7%	17.45%	26.95%	30.5%
Term	5.91	5.75	5.50	5.25
Risk-free rate	0.44%	37.00%	33.00%	0.40%
Dividend yield	0.0%	0.0%	0.0%	0.0%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Private Placement	Public	Warrant Liabilities
Fair value, December 31, 2020	$23,180,000	$33,750,000	$56,930,000
Recognized income on change in fair value	(14,630,000)	(20,250,000)	(34,880,000)
Fair value, March 31, 2021	$8,550,000	$13,500,000	$22,050,000

	Private Placement	Public	Total Warrant Liabilities
Initial measurement on May 8, 2020 (As Restated)	$9,500,000	$14,700,000	$24,200,000
Change in fair value of warrant liability	(570,000)	(600,000)	(1,170,000)
Fair value, June 30, 2020 (As Restated)	$8,930,000	$14,100,000	$23,030,000
Change in fair value of warrant liability	9,120,000	12,900,000	22,020,000
Fair value, September 30, 2020 (As Restated)	$18,050,000	$27,000,000	$45,050,000
Change in fair value of warrant liability	5,130,000	6,750,000	11,880,000
Fair value, December 31, 2020 (As Restated)	$23,180,000	$33,750,000	$56,930,000

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$13,500,000	$—	$—	$13,500,000
Private Placement Warrants	—	—	8,550,000	8,550,000
Total warrant liabilities	$13,500,000	$—	$8,550,000	$22,050,000